Reconciliation of the information by business segment with consolidated financial statements (Details) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2018	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018
Business segment information
Sales	$ 51,242	$ 51,205	$ 52,540	$ 102,447		$ 102,151
Excise taxes	(6,040)	(6,081)	(6,438)	(12,121)		(12,757)
Revenues from sales	45,202	45,124	46,102	90,326		89,394
Purchases, net of inventory variation	(30,390)	(29,721)	(30,599)	(60,111)		(60,045)
Other operating expenses	(7,078)	(6,725)	(6,761)	(13,803)		(13,698)
Exploration costs	(170)	(288)	(158)	(458)		(362)
Depreciation, depletion and impairment of tangible assets and mineral interests	(3,661)	(3,466)	(3,435)	(7,127)		(6,351)
Other income	321	247	252	568		775
Other expense	(189)	(209)	(413)	(398)		(603)
Financial interest on debt	(568)	(561)	(478)	(1,129)		(868)
Financial income and expense from cash & cash equivalents	(42)	(28)	(54)	(70)		(95)
Cost of net debt	(610)	(589)	(532)	(1,199)		(963)
Other financial income	326	160	321	486		561
Other financial expense	(188)	(195)	(159)	(383)		(329)
Net income (loss) from equity affiliates	812	711	1,103	1,523		1,587
Income taxes	(1,571)	(1,909)	(2,087)	(3,480)		(3,683)
Consolidated net income	2,804	3,140	3,634	5,944	$ 5,267	6,283
Group share	2,756	3,111	3,721	5,867		6,357
Non-controlling interests	48	$ 29	(87)	77		(74)
Adjusted
Business segment information
Sales	51,301		52,516	102,533		102,138
Excise taxes	(6,040)		(6,438)	(12,121)		(12,757)
Revenues from sales	45,261		46,078	90,412		89,381
Purchases, net of inventory variation	(30,295)		(31,263)	(60,533)		(60,623)
Other operating expenses	(7,042)		(6,694)	(13,758)		(13,496)
Exploration costs	(170)		(158)	(458)		(362)
Depreciation, depletion and impairment of tangible assets and mineral interests	(3,597)		(3,011)	(7,063)		(5,905)
Other income	253		254	453		628
Other expense	(117)		(55)	(190)		(115)
Financial interest on debt	(564)		(469)	(1,121)		(849)
Financial income and expense from cash & cash equivalents	(42)		(54)	(70)		(95)
Cost of net debt	(606)		(523)	(1,191)		(944)
Other financial income	326		321	486		561
Other financial expense	(188)		(159)	(383)		(329)
Net income (loss) from equity affiliates	457		766	1,071		1,403
Income taxes	(1,322)		(1,911)	(3,076)		(3,590)
Consolidated net income	2,960		3,645	5,770		6,609
Group share	2,887		3,553	5,646		6,437
Non-controlling interests	73		92	124		172
Adjustments
Business segment information
Sales	(59)		24	(86)		13
Revenues from sales	(59)		24	(86)		13
Purchases, net of inventory variation	(95)		664	422		578
Other operating expenses	(36)		(67)	(45)		(202)
Depreciation, depletion and impairment of tangible assets and mineral interests	(64)		(424)	(64)		(446)
Other income	68		(2)	115		147
Other expense	(72)		(358)	(208)		(488)
Financial interest on debt	(4)		(9)	(8)		(19)
Cost of net debt	(4)		(9)	(8)		(19)
Net income (loss) from equity affiliates	355		337	452		184
Income taxes	(249)		(176)	(404)		(93)
Consolidated net income	(156)		(11)	174		(326)
Group share	(131)		168	221		(80)
Non-controlling interests	$ (25)		$ (179)	$ (47)		$ (246)